Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

Note 10 — Leases

The Group has entered into lease arrangements for its office facility.

The components of lease expense were as follows:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Operating lease cost	$1,177,995	$1,156,024	$1,120,629	$142,757

Supplemental balance sheet information related to leases was as follows:

	June 30,
	2024	2025
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$2,332,135	$1,225,109	$156,066

Current operating lease obligation	1,095,621	945,801	120,486
Noncurrent operating lease obligation	1,248,510	291,151	37,090
Total operating lease obligation	$2,344,131	$1,236,952	$157,576
Weighted average remaining lease term (in years):
Operating lease	2.2	1.0

Weighted average discount rate:
Operating lease	3.6%	3.6%

Cash paid for amounts included in the measurement of lease liabilities	$1,159,214	$1,108,944	$141,269

Non-cancellable Operating Lease

The Group’s commitment for minimum lease payment under its operating lease for its office facility as of June 30, 2025 was as follows:

Years ending June 30,	Amount (HKD)	Amount (US$)
2026	$980,663	$124,927
2027	299,984	38,215
Total future lease payments	1,280,647	163,142
Amount representing interest	(43,695)	(5,566)
Present value of future payments	1,236,952	157,576
Less: current portion	945,801	120,486
Non-current portion	$291,151	$37,090

Total operating lease expense for the Group’s office facilities for the years ended June 30, 2025, 2024 and 2023 was HKD1,120,629 (US$142,757), HKD1,156,024 and HKD1,177,995, respectively.

The total short term operating lease expense for the Group’s office facilities for the years ended June 30, 2025, 2024 and 2023 was nil, HKD27,467 and HKD86,395, respectively.